UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB Number: 3235-0058
Expires: March 31, 2006
Estimated average burden hours per response…2.50

SEC FILE NUMBER 0-17192
CUSIP NUMBER

(CHECK ONE):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form N-SAR

	For Period Ended:	June 30, 2003

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transaction Period Ended:

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

RevCare, Inc.
Full Name of Registrant

Former Name if Applicable

5400 Orange Avenue, Suite 200
Address of Principal Executive Office (Street and Number)

Cypress, California 90630
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously disclosed in the registrant’s current report on Form 8-K filed on July 10, 2003, the registrant has not yet filed its annual report on Form 10-KSB for the fiscal year ended September 30, 2002, or its quarterly reports on Form 10-QSB for the fiscal quarters ended December 31, 2002 and March 31, 2003.   The registrant’s Form 10-QSB for the fiscal quarter ended June 30, 2003 is due on August 15, 2003.  The registrant plans to file its Form 10-KSB and its Forms 10-QSB for the fiscal quarters ended December 31, 2002, March 31, 2003 and June 30, 2003, respectively, as soon as practicable but does not currently expect that these forms will be filed on or before the fifth day following the required filing date for its Form 10-QSB for the fiscal quarter ended June 30, 2003 as prescribed in Rule 12b-25.

This week, the registrant entered into a number of arrangements with its majority shareholder, FBR Financial Services Partners, L.P., and a related party, Russell Mohrmann, as disclosed in its current report on Form 8-K dated August 15, 2003.  Some of these transactions have been completed and the registrant anticipates that others will be completed on or about August 31, 2003.  These transactions are, or if completed, will be, subsequent events to the annual and quarterly reports referenced above.  However, the transactions have an effect on the registrant’s ability to complete the audit for its fiscal year ended September 30, 2002 and these reports.

Safe Harbor Statement Under the Private Securities Litigation Reform Act of 1995:  Except for the historical information contained herein, the statements made in this Form 12b-25, including the registrant’s expectations as to the timing of filing its Form 10-KSB and Forms 10-QSB, are forward-looking statements within the meaning of the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995. These forward-looking statements speak only as of the date hereof and are subject to risks and uncertainties that may cause actual results to differ materially.  These risks and uncertainties include, the registrant’s ability to obtain additional financing, whether its auditor can or will issue an opinion on the registrant’s September 30, 2002 financial statements that is free from a going concern modification, or at all, the timing and success of the registrant’s initiatives to improve its financial performance, the level of overall growth in the receivable management industry and the impact of increased competition, the registrant’s ability to secure new customers and maintain its current customer base and the risk factors listed from time to time in the registrant’s periodic reports filed under the Exchange Act, including its annual report on Form 10-KSB for the year ended September 30, 2001 and quarterly report on Form 10-QSB for the quarter ended June 30, 2002.  The registrant disclaims any intent or obligation to update or revise any forward looking statements.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Manuel Occiano	714	xxx-xxxx
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

☐ Yes			☒ No
Annual Report on Form 10-KSB for fiscal year ended September 30, 2002 and Quarterly Reports on Form 10-QSB for the fiscal quarters ended December 31, 2002 and March 31, 2003, as described in Part III

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes			☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

RevCare, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	August 15, 2003	By	/s/ Manuel Occiano
Manuel Occiano, Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).